SHARE BASED COMPENSATION PLANS - 2020 Long Term Incentive Plan (Details)		1 Months Ended										12 Months Ended
	Jan. 14, 2022 shares	Apr. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Nov. 30, 2021 USD ($) $ / shares	Aug. 31, 2021 USD ($) EquityInstruments $ / shares	Jun. 30, 2021 EquityInstruments $ / shares shares	Feb. 28, 2021 EquityInstruments $ / shares	Jan. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2020 EquityInstruments $ / shares shares	Aug. 31, 2020 EquityInstruments $ / shares	Jun. 30, 2022 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2021 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2020 USD ($) EquityInstruments $ / shares
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares authorized (in shares) | shares							108,057,967					108,057,967	108,057,967
Fair value of common shares (in dollars per share)												$ 16.87
Expected term | $												5.37
Volatility												33.80%
Risk-free rate												3.00%
Granted during the period (in shares) | EquityInstruments												819,644	525,143
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share)												$ 16.70	$ 12.75
Granted during the period (in dollars per share)												17.39	19.23
Exercised during the period (in dollars per share)												12.75	19.00
Forfeited / cancelled / expired during the period (in dollars per share)												19.28	15.96
Outstanding as of end of the period (in dollars per share)							$ 16.70					16.42	16.70	$ 12.75
Exercisable as of end of period (in dollars per share)							$ 16.97					$ 16.83	$ 16.97
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments												845,918	338,432
Granted during the period (in shares) | EquityInstruments												819,644	525,143
Exercised during the period (in shares) | EquityInstruments												(2,716)	(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares												(200,453)	(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments							845,918					1,462,393	845,918	338,432
Exercisable as of end of the period (in shares) | EquityInstruments							366,865					578,127	366,865
Share-based payments | $												$ 1,851,000	$ 4,521,000	$ 359,000
2020 Long Term Incentive Plan [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Increase of additional shares available | shares	700,000
Options granted during the period (in shares)		568,344	15,000		13,000	35,000				97,000		178,800	510,143	338,432
Granted during the period (in shares) | EquityInstruments							27,800		20,000		341,843		23,500
Exercise price			$ 13.87
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share)							$ 18.72	$ 20.86	$ 18.82	$ 19.85	$ 19.0
Number [Abstract]
Granted during the period (in shares) | EquityInstruments							27,800		20,000		341,843		23,500
Exercised during the period (in shares) | $													(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares													16,215
Share-based payments | $												$ 1,812,000	$ 3,625,000	$ 295,000
Unrecognized compensation expense | $												$ 9,500,000
Period for recognition of compensation expense												66 months
Term of other equity instruments vesting for share-based payment arrangement							36 months			36 months	24 months
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage											50.00%
2020 Long Term Incentive Plan [Member] | Ifrs Share-Based Payment Arrangement, Option [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Options granted during the period (in shares) | $						60,000
Options forfeited | $												200,453
Options exercised | $												2,716
Exercise price						$ 20.11
2020 Long Term Incentive Plan [Member] | Ifrs Restricted Stock Units (RSUs) [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Granted during the period (in shares) | $												568,344
Number [Abstract]
Granted during the period (in shares) | $												568,344
2020 Long Term Incentive Plan [Member] | Ifrs Performance Shares [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Granted during the period (in shares) | EquityInstruments												60,000
Number [Abstract]
Granted during the period (in shares) | EquityInstruments												60,000
2020 Long Term Incentive Plan [Member] | Ifrs Restricted Stock [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Granted during the period (in shares) | EquityInstruments						12,500						12,500
Number [Abstract]
Granted during the period (in shares) | EquityInstruments						12,500						12,500
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Option vested (in shares) | shares										77,000
Vesting period					1 year	1 year
Number [Abstract]
Term of other equity instruments vesting for share-based payment arrangement								36 months		36 months
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%			25.00%		25.00%
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member] | Ifrs Share-Based Payment Arrangement, Option [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period						1 year
Number [Abstract]
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						25.00%
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member] | Ifrs Restricted Stock [Member]
Number [Abstract]
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						25.00%
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period					36 months
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member] | Ifrs Share-Based Payment Arrangement, Option [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period						36 months
2020 Long Term Incentive Plan [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member] | Ifrs Restricted Stock [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period						36 months
2020 Long Term Incentive Plan [Member] | Vests Based on Satisfaction Of The Performance Obligation [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Options granted during the period (in shares) | EquityInstruments										20,000
2020 Long Term Incentive Plan [Member] | Bottom of Range [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Fair value of common shares (in dollars per share)												$ 4.37
Expected term												5.3
Volatility												29.40%
Risk-free rate												0.57%
Options granted during the period (in shares) | $					5,000
Exercise price					$ 18.32
2020 Long Term Incentive Plan [Member] | Top of Range [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Number of shares authorized (in shares) | shares												1,987,326.13
Option term												10 years
Fair value of common shares (in dollars per share)												$ 20.86
Expected term												10.0
Volatility												47.70%
Risk-free rate												2.00%
Options granted during the period (in shares) | $					8,000
Exercise price					$ 17.60
2017 IBEX Stock Plan, Phantom Stock Plan and 2018 RSA Plan [Member]
Number [Abstract]
Share-based payments | $												$ 1,900,000	$ 4,500,000
Restricted Stock Awards 2020 [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Granted during the period (in shares)								5,000		10,000			15,000
Number [Abstract]
Granted during the period (in shares)								5,000		10,000			15,000
Restricted Stock Awards 2020 [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Option vested (in shares) | shares										5,000
Number [Abstract]
Term of other equity instruments vesting for share-based payment arrangement										24 months
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage										13.00%
Restricted Stock Awards 2020 [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Option vested (in shares) | shares									5,000
Award One Granted in December 2021 [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Options granted during the period (in shares) | $				45,800
Exercise price				$ 13.25
Award One Granted in December 2021 [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period				1 year
Number [Abstract]
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Award One Granted in December 2021 [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period				36 months
Award Two Granted in December 2021 [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Options granted during the period (in shares) | $				10,000
Exercise price				$ 15.18
Award Two Granted in December 2021 [Member] | Ifrs Share-based Payment Arrangement, Tranche One [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period				1 year
Number [Abstract]
Ifrs Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				25.00%
Award Two Granted in December 2021 [Member] | Ifrs Share-based Payment Arrangement, Tranche Two [Member]
SHARE BASED COMPENSATION PLANS [Abstract]
Vesting period				36 months